Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Global Equity Market Neutral Fund - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 237
Expense Example, No Redemption, 3 Years	737
Expense Example, No Redemption, 5 Years	1,263
Expense Example, No Redemption, 10 Years	$ 2,537